UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7482

        Nuveen Pennsylvania Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 23.8% (15.7% of Total Investments)
$ 1,045	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds,	5/09 at 102.00	N/R	$697,569
	Thiel College, Series 1999A, 5.375%, 11/15/29 – ACA Insured
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	151,228
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
1,245	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne	3/14 at 100.00	AA–	1,314,060
	University, Series 2004A, 5.000%, 3/01/19 – FGIC Insured
1,140	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	756,835
	Morris University, Series 2006A, 4.750%, 2/15/26
3,000	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds,	4/09 at 102.00	BB+	1,973,220
	Immaculata College, Series 1998, 5.625%, 10/15/27
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,565	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A	1,600,353
770	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A	777,677
	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series 2003:
1,705	5.250%, 8/01/19 – FGIC Insured	8/13 at 100.00	AA	1,822,082
1,350	5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	AA	1,413,801
1,000	5.250%, 8/01/21 – FGIC Insured	8/13 at 100.00	AA	1,038,100
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
725	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	BBB+	537,348
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	BBB+	180,813
3,060	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student	11/14 at 100.00	A	3,026,891
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 2004, 5.000%, 11/01/24 – AMBAC Insured
1,575	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	A3	1,055,597
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
325	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	BBB+	243,224
	RAAI Insured
4,085	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aa3	4,325,035
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
4,200	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa3	4,101,426
	Higher Education, Series 2008AH, 5.000%, 6/15/33
1,285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,059,714
	2006, 4.750%, 5/01/31
2,420	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	AA	2,218,172
	2007A, 5.000%, 5/01/37 – MBIA Insured
3,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AA	3,146,130
	Series of 2006, 5.000%, 4/01/21 – MBIA Insured
1,845	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	1,663,378
	University, Series 2002, 5.000%, 1/01/32
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA+	1,948,800
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
1,310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	7/13 at 100.00	A–	1,280,630
	2003, 5.500%, 1/01/24 – RAAI Insured
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project,	11/15 at 100.00	A	800,832
	Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured
1,000	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in	5/15 at 100.00	A3	886,810
	Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – SYNCORA GTY Insured
3,105	Pennsylvania State University, General Revenue Bonds, Tender Option Bond Trust 3214,	8/16 at 100.00	AA	3,374,266
	13.418%, 8/15/36 (IF)
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
470	5.250%, 1/01/27	1/17 at 100.00	BBB	556,583
790	5.375%, 1/01/32	1/17 at 100.00	BBB	942,549
1,545	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Montgomery County	5/15 at 100.00	Aa3	1,714,054
	Community College, Series 2005, 5.000%, 5/01/18 – AMBAC Insured
750	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	817,178
	Bucknell University, Series 2002A, 5.250%, 4/01/19

47,560	Total Education and Civic Organizations			45,424,355

	Health Care – 13.8% (9.1% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley
	General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Baa2	825,505
1,455	5.125%, 4/01/35	4/15 at 100.00	Baa2	930,225
1,230	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/12 at 100.00	A	1,245,879
	2002, 5.250%, 11/01/16 – AMBAC Insured
395	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	A–	283,788
	2007, 5.000%, 11/01/37 – CIFG Insured
1,885	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	1,748,601
	General Hospital Project, Series 2007A, 5.000%, 3/15/26
5,000	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/12 at 101.00	BBB	3,962,600
	Hospital Project, Series 2002, 5.900%, 11/15/28
2,990	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AAA	2,605,725
	Health Network, Series 2008A, 5.000%, 7/01/33 – FSA Insured
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,200,900
	Series 2004A, 5.500%, 11/01/24
4,505	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AAA	4,259,117
	Series 2007, 5.000%, 11/01/30 – AGC Insured
650	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A–	434,889
	Series 2007, 5.125%, 1/01/37
	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint
	Lukes Hospital Project, Series 2008A:
1,235	5.250%, 8/15/23	8/18 at 100.00	BBB+	1,004,191
1,000	5.500%, 8/15/35	8/18 at 100.00	BBB+	714,240
	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and
	Warne Clinic, Series 1998:
2,000	5.500%, 7/01/18	7/09 at 100.00	BB–	1,556,660
2,000	5.625%, 7/01/24	7/09 at 100.00	BB–	1,371,400
	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital,
	Series 2002A:
1,700	5.250%, 7/01/14 – AMBAC Insured	7/12 at 100.00	A	1,891,539
1,200	5.250%, 7/01/15 – AMBAC Insured	7/12 at 100.00	A	1,335,204
970	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System,	12/17 at 100.00	A	455,900
	Series 2007, 1.675%, 12/01/31 – AMBAC Insured
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
475	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	A3	363,874
330	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	A3	244,662

31,420	Total Health Care			26,434,899

	Housing/Multifamily – 5.2% (3.5% of Total Investments)
3,060	Bucks County Redevelopment Authority, Pennsylvania, Section 8 Assisted Second Lien Multifamily	2/09 at 100.00	Baa2	2,937,661
	Mortgage Revenue Bonds, Country Commons Apartments, Series 1993A, 6.200%, 8/01/14
	(Alternative Minimum Tax)
2,000	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue	4/12 at 100.00	AAA	2,015,420
	Bonds, Darby Townhouses Project, Series 2002A, 5.500%, 4/01/32 (Mandatory put 4/01/22)
	(Alternative Minimum Tax)
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University
	Foundation Inc., Student Housing Project, Series 2005A:
2,035	5.000%, 7/01/19 – SYNCORA GTY Insured	7/15 at 100.00	BBB–	2,001,687
3,400	5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB–	2,545,818
740	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	482,450
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35

11,235	Total Housing/Multifamily			9,983,036

	Housing/Single Family – 7.3% (4.8% of Total Investments)
840	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities	11/10 at 100.00	Aaa	815,900
	Program Single Family Mortgage Revenue Bonds, Series 2000II-2, 5.900%, 11/01/32 (Alternative
	Minimum Tax)
4,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	3,302,000
	4.900%, 10/01/37 (Alternative Minimum Tax)
140	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1998-62A,	4/09 at 100.75	AA+	140,413
	5.500%, 10/01/22 (Alternative Minimum Tax)
1,365	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	1,237,686
	4.950%, 10/01/26 (Alternative Minimum Tax)
3,295	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	2,816,072
	5.150%, 10/01/37 (Alternative Minimum Tax)
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,127,563
	4.600%, 10/01/27 (Alternative Minimum Tax)
1,710	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	1,415,247
	4.850%, 10/01/31 (Alternative Minimum Tax)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2008-103-C:
430	5.200%, 10/01/28	10/17 at 100.00	AA+	422,178
1,900	5.450%, 10/01/38	10/17 at 100.00	AA+	1,834,868
765	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A,	4/09 at 100.00	AAA	766,362
	6.200%, 10/01/21 (Alternative Minimum Tax)

15,800	Total Housing/Single Family			13,878,289

	Industrials – 3.3% (2.2% of Total Investments)
2,000	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,	4/09 at 100.00	BBB	1,778,940
	New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A2	1,477,840
	Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)
2,750	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	7/12 at 101.00	A	2,976,985
	2002, 5.500%, 7/01/17 – AMBAC Insured

6,750	Total Industrials			6,233,765

	Long-Term Care – 4.5% (3.0% of Total Investments)
4,905	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	3,148,863
	Ministries, Series 2007, 5.000%, 1/01/36
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/12 at 100.00	BBB+	786,550
	Series 2003A, 5.000%, 12/01/22 – RAAI Insured
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,565	5.000%, 11/01/31	11/16 at 100.00	A+	1,226,710
230	5.000%, 11/01/36	11/16 at 100.00	A+	173,885
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Dr. Gertrude A. Barber
	Center Inc., Series 2000:
1,000	6.150%, 12/01/20 – RAAI Insured	2/09 at 100.00	BBB+	1,005,470
2,000	5.900%, 12/01/30 – RAAI Insured	12/10 at 100.00	BBB+	1,596,280
1,230	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human	6/09 at 100.00	BB+	744,175
	Services Inc., Series 1998A, 5.250%, 6/01/28

11,930	Total Long-Term Care			8,681,933

	Materials – 1.9% (1.3% of Total Investments)
1,190	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	847,780
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
500	Erie County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	9/10 at 101.00	BBB	421,555
	Refunding Bonds, Series 2000B, 6.000%, 9/01/16 (Alternative Minimum Tax)
4,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	5/09 at 102.00	N/R	2,389,410
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

6,190	Total Materials			3,658,745

	Tax Obligation/General – 17.4% (11.5% of Total Investments)
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds,
	Series 1998B:
1,750	0.000%, 5/01/22 – FSA Insured	5/16 at 75.56	AAA	832,300
2,750	0.000%, 11/01/22 – FSA Insured	5/16 at 73.64	AAA	1,270,060
2,750	0.000%, 5/01/23 – FSA Insured	5/16 at 71.71	AAA	1,203,978
260	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds,	9/17 at 100.00	Aaa	279,120
	Series 2007, 5.000%, 9/01/23
2,115	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds,	5/16 at 100.00	Aa3	2,184,351
	Series 2006, 5.000%, 5/15/24 – FSA Insured
4,835	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 13.106%, 3/01/27 (IF)	3/17 at 100.00	AA	4,980,050
3,200	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	AA	3,668,480
1,000	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18	1/16 at 100.00	AA	1,139,520
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	AA	1,375,035
	6/01/34 – FGIC Insured
3,775	Pine-Richland School District, Pennsylvania, School Improvement General Obligation Bonds,	7/15 at 100.00	AAA	3,667,035
	Series 2005, 5.000%, 7/15/35 – FSA Insured
2,700	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – FSA Insured	No Opt. Call	AAA	3,123,846
6,710	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	AA–	1,591,411
	0.000%, 1/15/32 – FGIC Insured
	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School
	District, Series 2003:
360	5.250%, 11/01/21 – FGIC Insured	11/13 at 100.00	N/R	365,105
490	5.250%, 11/01/22 – FGIC Insured	11/13 at 100.00	N/R	458,175
1,500	State Public School Building Authority, Pennsylvania, School Revenue Bonds, York City School	5/13 at 100.00	Aa3	1,499,490
	District, Series 2003, 4.000%, 5/01/21 – FSA Insured
1,535	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds,	4/12 at 100.00	AAA	1,629,970
	Series 2001A, 5.000%, 4/01/19 – FSA Insured
1,400	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AAA	1,572,662
	Series 2005D, 5.000%, 9/01/17 – FSA Insured
2,400	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 –	12/15 at 100.00	AA	2,360,016
	MBIA Insured

41,030	Total Tax Obligation/General			33,200,604

	Tax Obligation/Limited – 8.8% (5.8% of Total Investments)
1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	AA	1,363,890
	2005, 5.000%, 1/15/36 – FGIC Insured
1,950	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/18 at 100.00	AA	1,915,232
	5.000%, 12/01/32 – MBIA Insured
5,015	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	5,461,133
	11/15/17 – FSA Insured
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	AA	5,289,660
	7/01/29 – AMBAC Insured
2,880	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	499,766
	0.000%, 7/01/32 – FGIC Insured
2,405	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AA	2,352,715
	5.500%, 7/01/19 – MBIA Insured

19,750	Total Tax Obligation/Limited			16,882,396

	Transportation – 19.4% (12.8% of Total Investments)
650	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	690,573
	Series 2003, 5.250%, 7/01/17
4,600	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB	3,512,882
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
3,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 –	12/11 at 101.00	Aa3	3,419,130
	AMBAC Insured
2,680	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	Aa3	2,720,924
	AMBAC Insured
3,250	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – MBIA	6/15 at 100.00	AA	2,393,820
	Insured (Alternative Minimum Tax)
10,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds, Philadelphia	7/11 at 101.00	AA	8,533,598
	Airport System Project, Series 2001A, 5.250%, 7/01/28 – FGIC Insured (Alternative Minimum Tax)
6,525	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue	6/09 at 100.00	Baa1	6,377,926
	Bonds, Series 2001A, 5.350%, 12/01/26 – AMBAC Insured
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	AA–	1,913,200
	5.000%, 12/01/23 – FGIC Insured
2,250	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.250%,	6/17 at 100.00	BBB+	1,679,963
	6/01/39 – RAAI Insured
940	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	AA–	759,078
	5.000%, 9/15/33 – FGIC Insured
6,700	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Baa1	4,974,549
	Series 2003B, 5.000%, 1/01/33 – AMBAC Insured

43,170	Total Transportation			36,975,643

	U.S. Guaranteed – 24.0% (15.8% of Total Investments) (4)
1,695	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2000,	12/10 at 101.00	AA (4)	1,853,025
	5.500%, 12/01/30 (Pre-refunded 12/01/10) – MBIA Insured
1,200	Butler County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/15/23	7/13 at 100.00	A+ (4)	1,396,284
	(Pre-refunded 7/15/13) – FGIC Insured
1,615	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	A3 (4)	1,900,920
	Bonds, Series 2004, 5.250%, 5/01/23 (Pre-refunded 5/01/14) – MBIA Insured
2,110	Fayette County, Pennsylvania, General Obligation Bonds, Series 2000, 5.625%, 11/15/28	11/10 at 100.00	A (4)	2,289,540
	(Pre-refunded 11/15/10) – AMBAC Insured
2,600	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,	3/13 at 100.00	N/R (4)	2,966,990
	Series 2003, 5.000%, 9/01/24 (Pre-refunded 3/01/13) – FGIC Insured
960	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	1,132,579
	1976, 7.625%, 7/01/15 (ETM)
2,100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University,	6/10 at 100.00	A3 (4)	2,246,496
	Series 2000, 6.000%, 6/01/29 (Pre-refunded 6/01/10) – RAAI Insured
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, Series	7/11 at 101.00	Aaa	1,656,285
	2001, 5.000%, 7/15/31 (Pre-refunded 7/15/11) – MBIA Insured
3,905	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1 (4)	4,433,698
	University, Series 2002, 5.000%, 1/01/32 (Pre-refunded 1/01/13)
5,750	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Second Series 1999,	7/09 at 101.00	AAA	5,916,979
	5.000%, 7/01/29 (Pre-refunded 7/01/09) – FSA Insured
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital
	Revenue Bonds, Presbyterian Medical Center of Philadelphia, Series 1993:
635	6.500%, 12/01/11 (ETM)	No Opt. Call	AAA	695,014
3,740	6.650%, 12/01/19 (ETM)	No Opt. Call	AAA	4,785,255
1,015	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	1,209,576
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
	State Public School Building Authority, Berkes County, Pennsylvania, School Revenue Bonds,
	Brandywine Heights Area School District, Series 2003:
1,930	5.000%, 2/01/20 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	A1 (4)	2,182,734
1,955	5.000%, 2/01/21 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	A1 (4)	2,211,007
4,050	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	4,647,456
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – FSA Insured
2,500	West Cornwall Township Municipal Authority, Pennsylvania, College Revenue Bonds, Elizabethtown	12/11 at 100.00	BBB+ (4)	2,826,175
	College Project, Series 2001, 5.900%, 12/15/18 (Pre-refunded 12/15/11)
1,145	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	AAA	1,441,566
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)

40,405	Total U.S. Guaranteed			45,791,579

	Utilities – 9.6% (6.4% of Total Investments)
1,125	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	Baa1	1,200,533
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
1,645	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,671,353
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
7,590	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	5/09 at 100.00	A	6,307,972
	Metropolitan Edison Company, Series 1997A, 5.950%, 5/01/27 – AMBAC Insured (Alternative
	Minimum Tax)
2,000	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	6/12 at 101.00	Baa1	1,571,340
	Refunding Bonds, PSEG Power LLC, Series 2001A, 5.850%, 6/01/27 (Alternative Minimum Tax)
2,150	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	AA	1,777,534
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	681,604
	5.000%, 9/01/26 – FSA Insured
1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/13 at 100.00	AAA	1,062,230
	2003, 5.375%, 7/01/19 – FSA Insured
5,050	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	A	4,092,621
	AMBAC Insured

21,260	Total Utilities			18,365,187

	Water and Sewer – 12.2% (8.1% of Total Investments)
305	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2000,	12/10 at 101.00	AA	305,705
	5.500%, 12/01/30 – MBIA Insured
	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A:
1,900	5.000%, 12/01/21 – MBIA Insured	12/15 at 100.00	AA	1,952,440
2,120	5.000%, 12/01/23 – MBIA Insured	12/15 at 100.00	AA	2,132,042
545	5.000%, 12/01/30 – MBIA Insured	12/15 at 100.00	AA	493,230
2,500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,636,025
	Bonds, Series 2004, 5.000%, 11/15/20 – FSA Insured
4,000	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	3/12 at 100.00	AA–	3,433,000
	Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – FGIC Insured
	(Alternative Minimum Tax)
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	2,059,580
	2004, 5.000%, 7/15/22 – FSA Insured
3,360	Mercer County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	7/10 at 100.00	AA	3,017,112
	Consumers Water Company, Shenango Valley Division Project, Series 2000, 6.000%, 7/01/30 –
	MBIA Insured (Alternative Minimum Tax)
	Norristown Municipal Waste Authority, Pennsylvania, Sewer Revenue Bonds, Series 2003:
1,140	5.125%, 11/15/22 – FGIC Insured	11/13 at 100.00	N/R	1,052,243
2,535	5.125%, 11/15/23 – FGIC Insured	11/13 at 100.00	N/R	2,284,948
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23 –	7/15 at 100.00	AAA	2,063,580
	FSA Insured
2,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	1,929,580
	12/01/34 – FSA Insured

24,405	Total Water and Sewer			23,359,485

$ 320,905	Total Investments (cost $309,682,019) – 151.2%			288,869,916

	Other Assets Less Liabilities – 7.9%			15,056,041

	Preferred Shares, at Liquidation Value – (59.1)% (5)			(112,900,000)

	Net Assets Applicable to Common Shares – 100%			$191,025,957

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and during the period this Portfolio of Investments was prepared there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 39.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$288,869,916	$ —	$288,869,916

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $309,480,717.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 8,970,958
Depreciation	(29,581,759)

Net unrealized appreciation (depreciation) of investments	$(20,610,801)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Premium Income Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009